Filed Pursuant to Rule 497(c)
 Securities Act File No. 002-17226
Investment Company Act No. 811-00994

RMB INVESTORS TRUST

On behalf of RMB Investors Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated December 27, 2017 for the RMB International Small Cap Fund, RMB International Fund, and RMB Japan Fund (the "Funds"), which was filed pursuant to Rule 497(c) on December 27, 2017 (Accession number 0000894189-17-006807).  The purpose of this filing is to submit the 497(c) filing dated December 27, 2017, in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE